S-K 1603(b) Conflicts of Interest	Oct. 02, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determiningwhether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case
basis.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.